Commitments	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Commitments	41 Commitments
In the normal course of business, ING Group is party to activities where risks are not reflected in whole or in part in the consolidated financial statements. In response to the needs of its customers, the Group offers financial products related to loans. These products include traditional off-balance sheet credit-related financial instruments.

Commitments
in EUR million	2025	2024
– Guarantees	29,242	26,908
– Irrevocable letters of credit	15,230	16,388
	44,472	43,296

Guarantees issued by ING Groep N.V.	185	210

Irrevocable facilities	200,198	175,222
	244,855	218,728
Guarantees relate both to credit and non-credit substitute guarantees. Credit substitute guarantees are guarantees given by ING Group in respect of credit granted to customers by a third party. Many of them are expected to expire without being drawn on and therefore do not necessarily represent future cash outflows.
Irrevocable letters of credit mainly secure payments to third parties for a customer’s foreign and domestic trade transactions in order to finance a shipment of goods. ING Group’s credit risk in these transactions is limited since these transactions are collateralised by the commodity shipped and are of a short duration.
Irrevocable facilities mainly constitute unused portions of irrevocable credit facilities granted to corporate clients.
Many of these facilities are for a fixed duration and bear interest at a floating rate. ING Group’s credit risk and interest rate risk in these transactions is limited. The unused portion of irrevocable credit facilities is partly secured by customers’ assets or counter-guarantees by the central governments and other public sector entities under the regulatory requirements. Irrevocable facilities also include commitments made to purchase securities to be issued by governments and private issuers. In addition, irrevocable facilities includes certain revocable facilities where the ability to withdraw such facilities is constrained in practice, and cancellation typically occurs only after a significant increase in credit risk, these commitments are treated as “in substance irrevocable” and are therefore included within the scope of the IFRS 9 impairment requirements.
As at 31 December 2025, ING Groep N.V. guarantees various US dollar debentures (that mature on 2026 and 2036)
which were issued by a subsidiary of Voya Financial Inc. In accordance with the Shareholder’s agreement, the net exposure of ING Groep N.V. as at 31 December 2025 and as at 31 December 2024 was nil, as the outstanding principal amount of the US dollar debentures was fully covered with collateral of EUR 196 million (2024: EUR 219 million ) pledged by Voya Financial Inc.
ING uses Irrevocable Payment Commitments (IPCs) for a part of its contributions to the Single Resolution Fund
(SRF). ING Group has EUR 346 million of IPCs outstanding to the SRF as at 31 December 2025 (31 December 2024:
EUR 346 million). No IPCs were provided to the SRF during 2025 (2024:  nil). No IPCs were called by the SRF in 2025
(2024: nil). Cash collateral provided to the SRF is equal to the outstanding amount of IPCs.
ING also uses IPCs for a part of its contributions to the Deposit Guarantee Scheme in Germany. IPCs amount to EUR
322 million as at 31 December 2025 (31 December 2024: EUR  309 million). Of these, EUR  13 million of IPCs were provided to the DGS during 2025 (2024: EUR  35 million). No IPCs were called by the DGS in 2025 (2024 : nil). ING posted government bonds as collateral for the total nominal amount of EUR 336 million as at 31 December 2025
(31 December 2024: EUR  336 million).
In addition to the items included in commitments, ING Group has issued certain guarantees as a participant in collective arrangements of national banking funds and as a participant in required collective guarantee schemes which apply in different countries.
ING Bank N.V. provided a guarantee to the German Deposit Guarantee Fund (‘Einlagensicherungsfonds’ or ESF)
under section 5 (10) of the by-laws of this fund, where ING Bank N.V. indemnifies the Association of German Banks
Berlin against any losses it might incur as result of actions taken with respect to ING Germany. The ESF is a voluntary collective guarantee scheme for retail savings and deposits in excess of EUR 100,000.